Deferred Payment Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred payment receivable [Abstract]
Schedule of Deferred Payment Receivable
	As at December 31,
	2019	2018
	$ Thousands
Deferred payment receivable	204,299	189,166